PROPERTY AND EQUIPMENT (Details) - USD ($)	May 31, 2021	Nov. 30, 2020	Nov. 30, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,929,000	$ 1,777,000	$ 671,164
Less: accumulated depreciation	742,000	557,000	349,876
Total	1,187,000	1,220,000	321,288
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	259,000	204,000	116,348
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	189,000	105,000	20,998
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	229,000	144,000	26,471
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,252,000	$ 1,324,000	$ 507,347